Condensed Financial Information of the Parent Company - Schedule of Condensed Statement of Income and Comprehensive Income (Details) - USD ($)	6 Months Ended		8 Months Ended	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Jun. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Condensed Statement of Income and Comprehensive Income [Line Items]
Revenues	$ 14,016,957	$ 12,404,234		$ 29,220,846	$ 21,434,100	$ 26,260,268
Operating expenses
Income from operations	655,165	175,346		103,573	2,204,184	2,408,868
Interest expense	(88,584)		$ (84,275)	(159,166)	(151,335)
Income before income tax provision	564,087	174,800		85,556	2,149,669	2,285,718
Income tax expense	43,841	370		(67,434)	(269,003)	(307,441)
Net income attributable to MaxsMaking Inc.	610,432	165,925		2,026	1,813,170	1,909,271
Other comprehensive income/(loss)
Foreign currency translation difference	280,847	(108,280)		52,666	36,714	(39,443)
Comprehensive income attributable to MaxsMaking Inc.	891,279	57,645		69,956	1,918,219	1,946,609
Cash and cash equivalents	74,264			122,381	176,236
Total current assets	25,600,356			21,544,654	16,451,160
Total Assets	25,986,741			21,842,237	17,674,903
Total current liabilities	11,735,826			6,893,868	7,350,542
Total liabilities	12,485,600			9,229,871	9,409,193
Total MaxsMaking Inc.’s Equity	13,175,066			12,283,787	7,953,227
Total Liabilities and Equity	25,986,741			21,842,237	17,674,903
Related Party
Other comprehensive income/(loss)
Other receivable	376,413			36,815
Due to related parties					149,757
Parent Company [Member]
Schedule of Condensed Statement of Income and Comprehensive Income [Line Items]
Revenues
Operating expenses
General and administrative				(200,463)
Income from operations				(200,463)
Equity method income	610,432	165,925		200,527	1,813,170	1,909,271
Interest expense				1,962
Income before income tax provision	610,432	165,925		2,026	1,813,170	1,909,271
Income tax expense
Net income attributable to MaxsMaking Inc.	610,432	165,925		2,026	1,813,170	1,909,271
Other comprehensive income/(loss)
Foreign currency translation difference	280,847	(108,280)		52,666	36,714	(39,443)
Comprehensive income attributable to MaxsMaking Inc.	891,279	57,645		54,692	1,849,884	1,869,828
Cash and cash equivalents	289			291
Other receivable	4,961			5,004
Total current assets	5,250			5,295
Investment in unconsolidated subsidiaries	13,599,059			12,481,495	7,953,227
Total Assets	13,604,309			12,486,790	7,953,227
Other payables	178,476			180,000
Total current liabilities	429,243			203,003
Total liabilities	429,243			203,003
Total MaxsMaking Inc.’s Equity	13,175,066			12,283,787	7,953,227
Total Liabilities and Equity	13,604,309			12,486,790	7,953,227
Parent Company [Member] | Related Party
Other comprehensive income/(loss)
Due to related parties	$ 52,239			$ 23,003